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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly        San Francisco, California          November [ ], 2011
-------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     71

Form 13F Information Table Value Total:     $3,902,338
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1          28-06372          Farallon Partners, L.L.C.

     2          28-11402          Noonday Asset Management, L.P.

     3          28-11404          Noonday G.P. (U.S.), L.L.C.

                                                     FORM 13F INFORMATION TABLE

                                                           VALUE       SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN AMT  PRN CALL DSCRETN MANAGERS  SOLE     SHARED   NONE
------------------------------ ---------------- --------- ------------ -------- --- ---- ------- -------- -------- -------  ------
ADVANCED ANALOGIC TECHNOLOGI   COM              00752J108     2,160     498,902 SH       OTHER     01      498,902
AMERICAN TOWER CORP            CL A             029912201    39,274     730,000 SH       OTHER     01      730,000
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108    22,333     421,530 SH       OTHER     01      421,530
BAXTER INTL INC                COM              071813109    40,140     715,000 SH       OTHER     01      715,000
BEACON ROOFING SUPPLY INC      COM              073685109     6,556     410,000 SH       OTHER     01      410,000
BLACKBOARD INC                 COM              091935502    30,248     677,291 SH       OTHER     01      677,291
BP PLC                         SPONSORED ADR    055622104    64,746   1,795,000 SH       OTHER     01    1,795,000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    41,871  41,000,000 PRN      OTHER     01   41,000,000
CARMAX INC                     COM              143130102     2,934     123,000 SH       OTHER     01      123,000
CHEVRON CORP NEW               COM              166764100    28,379     306,500 SH  PUT  OTHER     01      306,500
CHIQUITA BRANDS INTL INC       COM              170032809     7,116     853,210 SH       OTHER     01      853,210
CNINSURE INC.                  SPONSORED ADR    18976M103       560      80,000 SH       OTHER     01       80,000
COMCAST CORP NEW               CL A             20030N101   143,897   6,885,000 SH       OTHER     01    6,885,000
CROWN CASTLE INTL CORP         COM              228227104    37,416     920,000 SH       OTHER     01      920,000
CVS CAREMARK CORPORATION       COM              126650100    43,365   1,291,400 SH       OTHER     01    1,291,400
DOLE FOOD CO INC NEW           COM              256603101     4,100     410,000 SH       OTHER     01      410,000
EBAY INC                       COM              278642103     4,969     168,510 SH       OTHER     01      168,510
ENCANA CORP                    COM              292505104    13,673     711,760 SH       OTHER     01      711,760
ENERGY PARTNERS LTD            COM NEW          29270U303    15,731   1,421,073 SH       OTHER     01    1,421,073
EXPEDIA INC DEL                COM              30212P105    60,255   2,340,000 SH       OTHER     01    2,340,000
EXXON MOBIL CORP               COM              30231G102    27,672     381,000 SH  PUT  OTHER     01      381,000
FEI CO                         COM              30241L109    26,459     883,140 SH       OTHER     01      883,140
FIDELITY NATL INFORMATION SV   COM              31620M106    61,408   2,525,000 SH       OTHER     01    2,525,000
FLIR SYS INC                   COM              302445101     3,543     141,450 SH       OTHER     01      141,450
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     7,695     331,690 SH       OTHER     01      331,690
FUEL SYS SOLUTIONS INC         COM              35952W103     6,608     344,000 SH       OTHER     01      344,000
GENERAL DYNAMICS CORP          COM              369550108   119,753   2,105,000 SH       OTHER     01    2,105,000
GEOEYE INC                     COM              37250W108    22,696     800,579 SH       OTHER     01      800,579
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0    15,695  16,082,000 PRN      OTHER     01   16,082,000
GOODRICH CORP                  COM              382388106   147,833   1,225,000 SH       OTHER     01    1,225,000
GOOGLE INC                     CL A             38259P508   127,309     247,500 SH       OTHER     01      247,500
HCA HOLDINGS INC               COM              40412C101    10,786     535,000 SH       OTHER     01      535,000
HOME DEPOT INC                 COM              437076102    69,356   2,110,000 SH       OTHER     01    2,110,000
HORSEHEAD HLDG CORP            COM              440694305     1,525     205,500 SH       OTHER     01      205,500
HUDSON PAC PPTYS INC           COM              444097109   119,020  10,233,860 SH       OTHER     01   10,233,860
KINETIC CONCEPTS INC           COM NEW          49460W208    54,689     830,000 SH       OTHER     01      830,000
KNOLOGY INC                    COM              499183804    46,564   3,587,394 SH       OTHER     01    3,587,394
LIFE TECHNOLOGIES CORP         COM              53217V109    20,263     527,260 SH       OTHER     01      527,260
LINKTONE LTD                   ADR              535925101     1,023   1,279,000 SH       OTHER     01    1,279,000
LPL INVT HLDGS INC             COM              50213H100    27,697   1,089,587 SH       OTHER     01    1,089,587
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    84,402   1,800,000 SH       OTHER     01    1,800,000
MI DEVS INC                    COM              55304X104    37,977   1,430,413 SH       OTHER     01    1,430,413
MICROSOFT CORP                 COM              594918104   112,378   4,515,000 SH       OTHER     01    4,515,000
MOTOROLA MOBILITY HLDGS INC    COM              620097105   399,146  10,565,000 SH       OTHER     01   10,565,000
NALCO HOLDING COMPANY          COM              62985Q101   165,246   4,724,000 SH       OTHER     01    4,724,000
NETLOGIC MICROSYSTEMS INC      COM              64118B100    49,433   1,027,500 SH       OTHER     01    1,027,500
NEWS CORP                      CL A             65248E104    99,936   6,460,000 SH       OTHER     01    6,460,000
NYSE EURONEXT                  COM              629491101     5,636     242,500 SH       OTHER     01      242,500
ORACLE CORP                    COM              68389X105   129,043   4,490,000 SH       OTHER     01    4,490,000
OWENS ILL INC                  COM NEW          690768403   153,679  10,163,949 SH       OTHER     01   10,163,949
POTASH CORP SASK INC           COM              73755L107     9,037     209,100 SH       OTHER     01      209,100
PROGRESSIVE WASTE SOLUTIONS    COM              74339G101    66,949   3,253,100 SH       OTHER     01    3,253,100
ROPER INDS INC NEW             COM              776696106     4,238      61,500 SH       OTHER     01       61,500
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206    13,473     219,000 SH  PUT  OTHER     01      219,000
SANOFI                         RIGHT 12/31/2020 80105N113     4,823   4,550,000 SH       OTHER     01    4,550,000
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1,230     300,000 SH       OTHER     01      300,000
SCHWAB CHARLES CORP NEW        COM              808513105    45,587   4,045,000 SH       OTHER     01    4,045,000
SOUTHERN UN CO NEW             COM              844030106    47,057   1,159,900 SH       OTHER     01    1,159,900
STATE STR CORP                 COM              857477103   151,393   4,707,500 SH       OTHER     01    4,707,500
TARGET CORP                    COM              87612E106   135,105   2,755,000 SH       OTHER     01    2,755,000
TATA MTRS LTD                  SPONSORED ADR    876568502     5,798     377,014 SH       OTHER     01      377,014
TEMPLE INLAND INC              COM              879868107    44,859   1,430,000 SH       OTHER     01    1,430,000
TENET HEALTHCARE CORP          COM              88033G100    16,861   4,082,500 SH       OTHER     01    4,082,500
TOWN SPORTS INTL HLDGS INC     COM              89214A102    29,476   4,060,082 SH       OTHER     01    4,060,082
TRANSDIGM GROUP INC            COM              893641100    64,552     790,399 SH       OTHER     01      790,399
UNION PAC CORP                 COM              907818108    91,634   1,122,000 SH       OTHER     01    1,122,000
VARIAN SEMICONDUCTOR EQUIPMN   COM              922207105    70,934   1,160,000 SH       OTHER     01    1,160,000
VIACOM INC NEW                 CL B             92553P201    72,483   1,871,000 SH       OTHER     01    1,871,000
VISA INC                       COM CL A         92826C839   142,110   1,657,837 SH       OTHER     01    1,657,837
WELLPOINT INC                  COM              94973V107    48,307     740,000 SH       OTHER     01      740,000
WELLS FARGO & CO NEW           COM              949746101    72,239   2,995,000 SH       OTHER     01    2,995,000